Note 23 - Other liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Note 23 - Other liabilities
Payroll and social security payable	$ 270,016	$ 301,213
Shares to be settled under buyback program	243,264	86,240
Miscellaneous	72,495	35,192
Other current liabilities	$ 585,775	$ 422,645